First Trust Securitized Plus ETF (DEED)
Portfolio of Investments
May 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 58.0%
	Collateralized Mortgage Obligations — 29.5%
	Federal Home Loan Mortgage Corporation
$404,775	Series 4292, Class PB	3.50%	01/15/44	$363,224
1,644,313	Series 4639, Class HZ	3.25%	04/15/53	1,336,644
415,000	Series 4753, Class HL	3.00%	02/15/48	361,703
800,265	Series 4765, Class PZ	3.00%	01/15/48	633,152
883,145	Series 5435, Class BS, (30 Day Average SOFR) ×-2+ 11.93% (a)	4.70%	07/25/54	790,623
	Federal Home Loan Mortgage Corporation Seasoned Loans Structured Transaction Trust
1,250,000	Series 2025-1, Class A2	3.00%	05/25/35	1,075,319
1,301,639	Series 2025-1, Class YF, 30 Day Average SOFR + 1.10% (b) (c)	4.71%	05/25/35	1,320,635
	Federal National Mortgage Association
60,614	Series 2006-56, Class FE, 30 Day Average SOFR + CSA + 0.43% (c)	4.16%	07/25/36	60,313
1,475,000	Series 2015-32, Class PB	3.00%	05/25/45	1,255,666
1,380,336	Series 2022-29, Class JZ	1.50%	06/25/42	1,006,613
2,256,318	Series 2022-29, Class KZ	1.50%	06/25/42	1,700,773
941,673	Series 2022-57, Class FB, 30 Day Average SOFR + 0.70% (c)	4.31%	09/25/52	929,844
1,064,965	Series 2022-65, Class FB, 30 Day Average SOFR + 0.80% (c)	4.41%	09/25/52	1,058,948
880,067	Series 2022-66, Class CF, 30 Day Average SOFR + 0.80% (c)	4.41%	10/25/52	871,895
288,828	Series 2024-73, Class FB, 30 Day Average SOFR + 1.20% (c)	4.81%	10/25/54	290,778
1,096,751	Series 2024-84, Class FD, 30 Day Average SOFR + 1.15% (c)	4.76%	11/25/54	1,103,111
1,301,414	Series 2025-49, Class FA, 30 Day Average SOFR + 0.80% (c)	4.41%	06/25/55	1,294,247
	Government National Mortgage Association
460,000	Series 2013-39, Class DP	2.50%	03/20/43	365,924
295,474	Series 2015-39, Class ZA	3.50%	03/20/45	271,784
438,078	Series 2015-103, Class ZA	3.50%	07/20/45	372,651
689,294	Series 2017-38, Class Z	4.00%	03/20/47	608,119
1,498,165	Series 2017-117, Class ZN	3.00%	08/20/47	1,229,874
483,595	Series 2021-125, Class EL	1.50%	07/20/51	301,625
379,136	Series 2023-18, Class AZ	4.75%	02/20/53	347,375
535,000	Series 2023-81, Class AL	4.50%	08/20/40	511,519
				19,462,359
	Commercial Mortgage-Backed Securities — 5.8%
	Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates
3,815,893	Series K546, Class X1, IO (d)	0.90%	05/25/30	119,069
	Government National Mortgage Association
11,469,848	Series 2021-31, Class IO, IO (d)	0.94%	01/16/61	786,902
14,142,851	Series 2024-47, Class AI, IO	0.75%	06/16/64	737,711
10,914,052	Series 2025-21, Class IO, IO (d)	0.95%	04/16/65	762,315
8,267,094	Series 2025-153, Class IO, IO (d)	0.85%	09/16/67	618,399
13,645,562	Series 2025-206, Class IO, IO (d)	0.80%	04/16/64	814,737
				3,839,133
	Pass-Through Securities — 22.7%
	Federal Home Loan Mortgage Corporation
69,098	Pool G60659	3.50%	08/01/46	64,328
81,289	Pool G61748	3.50%	11/01/48	75,666
94,308	Pool G67706	3.50%	12/01/47	87,895
755,744	Pool QC8921	2.50%	10/01/51	647,843

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Continued)
	Pass-Through Securities (Continued)
	Federal Home Loan Mortgage Corporation (Continued)
$1,091,761	Pool RE6055	2.50%	08/01/50	$907,817
85,478	Pool SD0499	3.00%	08/01/50	76,392
371,194	Pool SD1382	4.00%	08/01/52	349,457
394,032	Pool SD7502	3.50%	07/01/49	362,981
1,322,039	Pool SL1390	4.00%	07/01/50	1,259,713
1,390,556	Pool SL1523	3.50%	07/01/50	1,276,624
56,348	Pool ZM1779	3.00%	09/01/46	50,585
	Federal National Mortgage Association
1,448,184	Pool AL9394	3.00%	11/01/46	1,287,337
19,851	Pool BE3619	4.00%	05/01/47	18,891
1,331,779	Pool BM4963	3.00%	05/01/48	1,189,250
499,440	Pool BV9960	4.00%	06/01/52	472,239
40,074	Pool CA0995	3.50%	01/01/48	36,846
1,249,259	Pool FA1348	4.50%	09/01/52	1,236,659
1,201,072	Pool FA1641	4.50%	09/01/50	1,178,557
350,000	Pool TBA (e)	4.50%	06/15/56	336,048
512,000	Pool TBA (e)	5.50%	06/15/56	514,340
3,500,000	Pool TBA (e)	6.00%	06/15/56	3,574,292
				15,003,760
	Total U.S. Government Agency Mortgage-Backed Securities			38,305,252
	(Cost $38,424,116)
MORTGAGE-BACKED SECURITIES — 29.2%
	Collateralized Mortgage Obligations — 24.1%
	COLT Mortgage Loan Trust
1,350,000	Series 2021-HX1, Class B3A (b) (d)	4.06%	10/25/66	1,010,053
	Connecticut Avenue Securities Trust
475,000	Series 2021-R02, Class 2B2, 30 Day Average SOFR + 6.20% (b) (c)	9.81%	11/25/41	485,691
	Credit Suisse Mortgage Trust
837,000	Series 2020-SPT1, Class M1 (b)	3.39%	04/25/65	816,033
898,066	Series 2021-RPL4, Class A1 (b)	4.15%	12/27/60	895,818
	Ellington Financial Mortgage Trust
380,000	Series 2024-INV1, Class B2 (b) (d)	7.37%	03/25/69	379,353
	FARM Mortgage Trust
719,350	Series 2021-1, Class B (b) (d)	3.23%	07/25/51	574,514
1,073,342	Series 2025-1, Class B (b)	5.64%	08/01/55	954,468
	Federal Home Loan Mortgage Corporation Seasoned Credit Risk Transfer Trust
939,545	Series 2017-1, Class M2 (b)	4.00%	01/25/56	917,400
1,054,525	Series 2017-3, Class M2 (b)	4.75%	07/25/56	1,038,879
770,287	Series 2017-4, Class M (b)	4.75%	06/25/57	765,211
	Fidelis Mortgage Trust
380,000	Series 2025-RTL2, Class A1 (b)	5.57%	07/25/40	381,055
	GS Mortgage-Backed Securities Trust
755,000	Series 2020-NQM1, Class B1 (b)	5.14%	09/27/60	726,332
	Mill City Mortgage Loan Trust
1,350,000	Series 2019-GS2, Class B2 (b) (d)	3.25%	08/25/59	965,274
	PRPM
1,000,000	Series 2025-3, Class A2, steps up to 12.07% on 05/01/28 (b) (f)	9.07%	05/25/30	996,338

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Collateralized Mortgage Obligations (Continued)
	PRPM LLC
$1,000,000	Series 2025-6, Class M1 (b)	10.56%	08/25/28	$997,864
565,000	Series 2025-RCF4, Class M2, steps up to 5.50% on 08/01/29 (b) (f)	4.50%	08/25/55	526,310
400,000	Series 2025-RCF6, Class M1, steps up to 6.50% on 12/01/29 (b) (f)	5.50%	12/25/55	394,466
1,250,000	Series 2025-RPL4, Class M1A, steps up to 4.00% on 05/01/29 (b) (f)	3.00%	05/25/55	1,148,335
	PRPM Trust
555,000	Series 2026-RCF1, Class M2, steps up to 6.50% on 01/01/30 (b) (f)	5.50%	01/25/56	529,069
	Redwood Funding Trust
549,522	Series 2025-3, Class A (b)	6.23%	12/27/56	554,622
344,000	Series 2025-3, Class B (b)	7.75%	12/27/56	347,235
	SG Residential Mortgage Trust
554,738	Series 2022-1, Class A1 (b)	3.17%	03/27/62	523,028
				15,927,348
	Commercial Mortgage-Backed Securities — 5.1%
	BX Trust
400,000	Series 2025-DELC, Class E, 1 Mo. CME Term SOFR + 3.05% (b) (c)	6.68%	12/15/42	402,124
	Citigroup Commercial Mortgage Trust
244,643	Series 2016-P3, Class XA, IO (d) (g)	1.28%	04/15/49	20
	COMM Mortgage Trust
938,014	Series 2012-CR4, Class XA, IO (d)	1.14%	10/15/45	22,423
10,162,830	Series 2014-UBS3, Class XB, IO (b) (d)	0.21%	06/10/47	218
7,000,000	Series 2015-LC21, Class XE, IO (b) (d)	0.99%	07/10/48	414
	Grace Trust
1,000,000	Series 2020-GRCE, Class X, IO (b) (d)	0.30%	12/10/40	11,575
	GS Mortgage Securities Trust
1,025,000	Series 2024-FAIR, Class E (b) (d)	9.15%	07/15/29	1,023,747
	JPMBB Commercial Mortgage Securities Trust
252,064	Series 2015-C32, Class XA, IO (d) (g)	0.99%	11/15/48	15
	JPMCC Commercial Mortgage Securities Trust
8,665,641	Series 2017-JP5, Class XA, IO (d)	0.76%	03/15/50	35,131
	JPMDB Commercial Mortgage Securities Trust
1,647,880	Series 2016-C2, Class XA, IO (d) (g)	1.35%	06/15/49	134
	MSWF Commercial Mortgage Trust
9,452,651	Series 2023-1, Class XA, IO (d)	0.86%	05/15/56	435,045
	NRTH Commercial Mortgage Trust
400,000	Series 2025-PARK, Class A, 1 Mo. CME Term SOFR + 1.39% (b) (c)	5.02%	10/15/40	401,032
	SFO Commercial Mortgage Trust
500,000	Series 2021-555, Class A, 1 Mo. CME Term SOFR + CSA + 1.15% (b) (c)	5.14%	05/15/38	500,091
500,000	Series 2021-555, Class D, 1 Mo. CME Term SOFR + CSA + 2.40% (b) (c)	6.39%	05/15/38	497,609
	SMRT
105,000,000	Series 2022-MINI, Class XCP, IO (b) (d)		01/15/39	12,915

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MORTGAGE-BACKED SECURITIES (Continued)
	Commercial Mortgage-Backed Securities (Continued)
	Wells Fargo Commercial Mortgage Trust
$5,823,000	Series 2016-C37, Class XEF, IO (b) (d)	1.60%	12/15/49	$46,015
	WFRBS Commercial Mortgage Trust
99,512	Series 2014-C22, Class XA, IO (d) (g)	0.24%	09/15/57	13
				3,388,521
	Total Mortgage-Backed Securities			19,315,869
	(Cost $19,109,692)
ASSET-BACKED SECURITIES — 14.9%
	CoreVest American Finance Trust
1,175,833	Series 2021-2, Class XA, IO (b) (d)	2.91%	07/15/54	21,265
	Gracie Point International Funding LLC
744,000	Series 2025-1A, Class A, 30 Day Average SOFR + 1.50% (b) (c)	5.15%	08/15/28	745,010
1,460,000	Series 2025-1A, Class D, 30 Day Average SOFR + 4.50% (b) (c)	8.15%	08/15/28	1,460,044
	J.G. Wentworth LLC
357,306	Series 2017-2A, Class B (b)	5.09%	09/17/74	321,221
	Madison Park Funding Ltd.
1,000,000	Series 2019-35A, Class D2R2, 3 Mo. CME Term SOFR + 4.00% (b) (c)	7.58%	02/13/39	973,058
	Magnetite Ltd.
1,000,000	Series 2019-23A, Class ER2, 3 Mo. CME Term SOFR + 4.60% (b) (c)	8.27%	01/25/35	972,926
	Neuberger Berman Loan Advisers CLO Ltd.
250,000	Series 2020-39A, Class ER, 3 Mo. CME Term SOFR + 7.20% (b) (c)	10.88%	04/20/38	234,182
	PRET LLC
1,000,000	Series 2025-NPL6, Class A2, steps up to 12.72% on 06/25/29 (b) (f)	8.72%	06/25/55	1,002,004
250,000	Series 2025-NPL9, Class A2, steps up to 11.51% on 08/25/29 (b) (f)	7.51%	08/25/55	250,596
475,000	Series 2026-NPL1, Class A2, steps up to 10.53% on 12/25/29 (b) (f)	6.54%	01/25/56	470,349
396,066	Series 2026-NPL2, Class A1, steps up to 8.15% on 01/25/29 (b) (f)	5.07%	02/25/56	393,143
	Research-Driven Pagaya Motor Asset Trust
738,482	Series 2025-3A, Class E (b)	11.09%	02/27/34	740,992
	Research-Driven Pagaya Motor Trust
375,000	Series 2025-5A, Class C (b)	5.47%	06/26/34	370,358
375,000	Series 2025-5A, Class D (b)	6.01%	06/26/34	366,844
775,000	Series 2025-6A, Class C (b)	5.53%	08/25/34	764,095
	Vertical Bridge CC LLC
725,000	Series 2025-1A, Class C (b)	7.45%	08/16/55	738,526
	Total Asset-Backed Securities			9,824,613
	(Cost $9,958,877)

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Shares	Description	Value
EXCHANGE-TRADED FUNDS — 1.0%
	Capital Markets — 1.0%
20,000	First Trust AAA CMBS ETF (h)	$405,300
12,000	First Trust Structured Credit Income Opportunities ETF (h)	247,680
	Total Exchange-Traded Funds	652,980
	(Cost $651,437)
MONEY MARKET FUNDS — 2.9%
1,960,610	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class - 3.49% (i)	1,960,610
	(Cost $1,960,610)

	Total Investments — 106.0%	70,059,324
	(Cost $70,104,732)
	Net Other Assets and Liabilities — (6.0)%	(3,989,799)
	Net Assets — 100.0%	$66,069,525
Futures Contracts at May 31, 2026:

Futures Contracts Long	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)/ Value
U.S. 2-Year Treasury Notes	6	Sep-2026	$1,239,375	$629
U.S. 5-Year Treasury Notes	53	Sep-2026	5,682,180	8,872
U.S. Long Bond	28	Sep-2026	3,142,125	14,597
Ultra 10-Year U.S. Treasury Notes	17	Sep-2026	1,905,328	2,479
Ultra U.S. Treasury Bond	12	Sep-2026	1,372,875	4,092
			$13,341,883	$30,669

Futures Contracts Short
U.S. 10-Year Treasury Notes	3	Sep-2026	$(329,485)	$(553)
		Total	$13,012,398	$30,116

(a)	Inverse floating rate security.
(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At May 31, 2026, securities noted as such amounted to $29,968,336 or 45.4% of net assets.

(c)	Floating or variable rate security.
(d)	Collateral Strip Rate security. Coupon is based on the weighted net interest rate of the investment’s underlying collateral. The interest rate resets periodically.
(e)	All or a portion of this security is part of a mortgage dollar roll agreement.
(f)	Step-up security. A security where the coupon increases or steps up at a predetermined date.
(g)	Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be illiquid by the Advisor.
(h)	Investment in an affiliated fund.
(i)	Rate shown reflects yield as of May 31, 2026.

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)
Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
CSA	– Credit Spread Adjustment
IO	– Interest-Only Security - Principal amount shown represents par value on which interest payments are based
SOFR	– Secured Overnight Financing Rate
TBA	– To-Be-Announced Security

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of May 31, 2026 is as follows:

ASSETS TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
U.S. Government Agency Mortgage-Backed Securities	$38,305,252	$—	$38,305,252	$—
Mortgage-Backed Securities	19,315,869	—	19,315,869	—
Asset-Backed Securities	9,824,613	—	9,824,613	—
Exchange-Traded Funds*	652,980	652,980	—	—
Money Market Funds	1,960,610	1,960,610	—	—
Total Investments	70,059,324	2,613,590	67,445,734	—
Futures Contracts	30,669	30,669	—	—
Total	$70,089,993	$2,644,259	$67,445,734	$—

LIABILITIES TABLE
	Total Value at 5/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Futures Contracts	$(553)	$(553)	$—	$—

*	See Portfolio of Investments for industry breakout.

First Trust Securitized Plus ETF (DEED)
Portfolio of Investments (Continued)
May 31, 2026 (Unaudited)

Affiliated Transactions
Amounts relating to investments in affiliated funds at May 31, 2026, and for the fiscal year-to-date period (September 1, 2025 to May 31, 2026) are as follows:

Security Name	Shares at 5/31/2026	Value at 8/31/2025	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 5/31/2026	Dividend Income
First Trust AAA CMBS ETF	20,000	$410,548	$—	$—	$(5,248)	$—	$405,300	$15,660
First Trust Structured Credit Income Opportunities ETF	12,000	250,800	—	—	(3,120)	—	247,680	10,680
		$661,348	$—	$—	$(8,368)	$—	$652,980	$26,340